Employee Stock Based Incentives (Details) (USD $) In Millions, except Per Share data	3 Months Ended		6 Months Ended		3 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Mar. 31, 2011 Restricted Stock Units (RSUs) [Member]	Mar. 31, 2011 Stock Appreciation Rights (SARs) [Member]
Noncash compensation expense related to employee stock-based incentive plans
Cost of prior grants of restricted stock units ("RSUs") and stock appreciation rights ("SARs") that are amortized over their applicable vesting periods	$ 520	$ 646	$ 1,081	$ 1,334
Accrual of estimated costs of RSUs and SARs to be granted in future periods to full-career eligible employees	207	187	476	440
Total noncash compensation expense related to employee stock-based incentive plans	$ 727	$ 833	$ 1,557	$ 1,774
Employee Stock-Based Incentives (Numeric) [Abstract]
Granted restricted stock units					55
Weighted average grant date fair value per restricted stock unit					$ 44.31
Granted stock appreciaton rights						14
Weighted average grant date fair value per stock appreciaton right						$ 13.12